PROVISIONS FOR LIABILITIES AND CHARGES	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
PROVISIONS FOR LIABILITIES AND CHARGES
20. PROVISIONS FOR LIABILITIES AND CHARGES
The movements in 2025 and 2024 were as follows:

	Employee benefits £m	Property £m	Legal £m	Other £m	Total £m
1 January 2024	153	99	35	18	305
Charged to the income statement	14	12	102	1	129
Utilised	(33)	(17)	—	—	(50)
Released to the income statement	—	(12)	(6)	(12)	(30)
Other movements	28	(10)	—	—	18
Exchange adjustments	2	(1)	1	1	3
31 December 2024	164	71	132	8	375
Charged to the income statement	4	14	49	2	69
Utilised	(32)	(18)	—	—	(50)
Released to the income statement	—	(10)	(2)	—	(12)
Other movements	21	(3)	(25)	(2)	(9)
Exchange adjustments	(11)	(2)	(1)	—	(14)
31 December 2025	146	52	153	8	359

	2025	2024
	£m	£m
Current	160	143
Non-current	199	232
	359	375

Employee benefits relate to employee entitlements where there is uncertainty over the timing or amount of the settlement. The majority of this provision relates to various employee entitlements in the US. It is anticipated that these costs will be incurred when employees choose to take their benefits or depart from the Group.

Property provisions relate primarily to onerous property contracts and decommissioning where the Group has the obligation to make-good its leased properties. Where the Group has made a decision to exit a leased property, onerous property contract provisions do not include rent in accordance with
IFRS 16 'Leases', however they do include unavoidable costs related to the lease such as ongoing service charges. Utilisation of the recognised provisions is expected to occur in conjunction with the profile of the leases to which they relate.

Legal provisions of £153 million (2024: £132 million) relate to certain ongoing legal proceedings and claims, which from time to time the Company and its subsidiaries are parties to, which arise in the ordinary course of business. The £49 million (2024: £102 million) charged to the income statement includes the £43 million charge (2024: £68 million charge) described in note 3 and other not material items. The Group expects £142 million of the provision to be settled in less than one year, with £11 million of the provision to be settled in more than one year. The Directors do not consider that there is a significant risk of any material additional charges or credits in respect of these matters within the next financial year, beyond the amounts already provided.

Other provisions include various items that are not material and do not fall within the Group’s categories of provisions above.